Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements	12 Months Ended
Dec. 31, 2021
Significant Accounting Judgments Estimates And Assumptions Used In The Preparation Of The Financial Statements Abstract
Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

Note 3 — Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements:

In the process of applying the significant accounting policies, the Group has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.      The Judgments:

Determining the Fair Value of a Share-Based Payment:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

Development Costs:

The Company’s management consider whether the criteria for recognizing costs in respect of development projects as intangible assets are met.

In all the reporting periods, the criteria for recognizing development project costs as an intangible asset have not been met. Accordingly, all development costs were recognized in profit or loss.

b.      Estimates and Assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are recognized in the period the change in estimate was made.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Group that may result in a material adjustments to the carrying amounts of assets and liabilities in the financial statements within the next financial year are discussed below:

Financial Instruments:

In examining the classification of financial instruments as equity or debt, the Company considers whether the conversion option in the convertible instruments, including convertible loans, complies with the fixed for fixed rule. See also note 13 F below.

Legal Claims:

In assessing the likelihood of the outcome of the legal claims filed against the Company and its investees, the companies relied on the opinion of their legal counsel. These assessments are based on the legal counsel’s best professional judgment, taking into account the stage of the proceedings, and legal precedents in respect of the different issues. As the outcome of the claims will be determined by the courts, the actual results may differ from these estimates.

Government Grants:

Government grants received from the Israel Innovation Authority at the Ministry of Economy and Industry, are recognized as a liability if future economic benefits are expected from the research and development activities that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows used to measure the amount of the liability.

Determining the Fair Value of unquoted Financial Instruments:

The fair value of unquoted financial instruments classified at level 3 in the fair value hierarchy is determined using valuation techniques, generally using future cash flows discounted at current rates applicable for items with similar terms and risk characteristics. Changes in the estimated future cash flows and estimated discount rates, after consideration of risks such as liquidity risk, credit risk, and volatility, may affect the fair value of these instruments.